Nationwide S&P 500 Index Fund
FUND SUMMARY: NATIONWIDE S&P 500 INDEX FUND
Objective
The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 29 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 82 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide S&P 500 Index Fund	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide S&P 500 Index Fund		Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Service Class Shares	Institutional Class Shares
Management Fees	[1]	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.15%	none	none
Other Expenses		0.21%	0.09%	0.09%	0.31%	0.34%	0.34%	0.09%
Total Annual Fund Operating Expenses		0.58%	1.21%	1.21%	0.93%	0.61%	0.46%	0.21%
[1]	"Management Fees" have been restated to reflect reductions of contractual investment advisory fees, effective February 1, 2012 and May 1, 2012.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	631	750	880	1,259
Class B shares	623	684	865	1,209
Class C shares	223	384	665	1,466
Class R2 shares	95	296	515	1,143
Service Class shares	62	195	340	762
Institutional Service Class shares	47	148	258	579
Institutional Class shares	22	68	118	268

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption Nationwide S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B shares	123	384	665	1,209
Class C shares	123	384	665	1,466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.71% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a "passive" management, or indexing, approach, designed to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the S&P 500 Index or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments go down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges are applicable, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 15.80% – 2nd qtr. of 2009 Worst Quarter: -22.11% – 4th qtr. of 2008
After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C and Class R2 shares are October 22, 2003 and January 30, 2007, respectively. Pre-inception historical performance for Class C shares is based on the previous performance of Class B shares. Pre-inception historical performance for Class R2 shares is based on the previous performance of Local Fund shares, which are no longer offered by the Fund. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.
Average Annual Total Returns For the Periods Ended December 31, 2012:
Average Annual Total Returns Nationwide S&P 500 Index Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	8.69%	(0.07%)	5.92%
Class A shares After Taxes on Distributions	8.27%	(0.37%)	5.60%
Class A shares After Taxes on Distributions and Sale of Shares	6.20%	(0.11%)	5.14%
Class B shares	9.70%	0.08%	5.83%
Class C shares	13.70%	0.47%	5.83%	Oct. 22, 2003
Class R2 shares	14.94%	0.77%	6.35%	Jan. 30, 2007
Service Class shares	15.33%	1.07%	6.45%
Institutional Service Class shares	15.53%	1.23%	6.63%
Institutional Class shares	15.80%	1.47%	6.88%
S&P 500 Index (The Index does not pay sales charges, fees, expenses or taxes.)	16.00%	1.66%	7.10%